As filed with the Securities and Exchange Commission on January 2, 2013

Investment Company Act File Number 811-3955

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

New York Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor

New York, NY 10018

(Address of principal executive offices)            (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2012

Item 1: Report to Stockholders

New York Daily Tax Free Income Fund, Inc. Shareholder Letter

Dear Shareholder:

The past several months handed us a great deal to discuss, yet despite it all, it ended the way in which we expected. Summarily, pending money fund reform, which was abandoned by the SEC this past summer, has found new life with the Financial Stability Oversight Council (FSOC) reigniting the discussions to push some type of reform forward. In addition, the Fed announced it would increase policy accommodation by purchasing additional agency mortgage-backed securities (MBS) at a pace of $40 billion per month. Now known as “QE Infinity”, the Fed indicated it would continue the MBS purchases until the outlook for the labor market improves substantially. This and other Fed actions have all but sealed in a 0-25 basis point Fed Funds rate target through sometime in mid-2015.

The driver of our competitive performance this past year has been centered on careful and nimble credit selection. With the Fed’s QE-3 announcement, interest rate risk remains diminished on the short end of our portfolios, and places more emphasis on building an enduring credit strategy. Our tax-exempt fund performance proved steady in 2012, with demand remaining strong as tax-exempt credit quality continues its improvement from last year. In general, municipal credits around the country are fairly strong, offering relatively good value, and are inviting crossover buyers from taxable funds, which have put a strain on supply of quality paper in the market. Punctuating our credit strategy, our tax-exempt portfolios are invested across multiple municipalities that continue to demonstrate strong fiscal discipline while reporting steady growth in tax receipt revenue. We are finding good value in select school districts while finding steady yields in variable rate demand notes.

Moody’s has upped its efforts to undertake a wide-ranging review of municipal finances in California and other municipalities across the nation due to the bankruptcies that occurred earlier in the year. While we view Moody’s review as a positive for investor confidence and protection, it does not alter the way we approach our proprietary research and credit parameters, which have served our shareholders well over the long-term.

The markets are a bit calmer than they were a year ago. While there are still several variables to consider, money fund reform being the most relevant, we are prepared for all outcomes and have proactively positioned our portfolios from a prudent investment management perspective, as well as enhanced our product solutions that meet the needs of our clients and shareholders in each of our business channels. We will continue to keep each of you informed, to never be lured by yield in exchange for safety, and to maintain the integrity of our role as a leading cash and liquidity specialist. We appreciate your trust in us and welcome any questions you may have.

Sincerely,

Michael P. Lydon

President

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2012 (Unaudited)

Face Amount		Value (Note 1)
TAX EXEMPT COMMERCIAL PAPER (2.28%)

$4,784,000	New York Long Island Power Authority, 0.15%, 12/04/12 LOC State Street Bank & Trust Company	$4,784,000

4,784,000	Total Tax Exempt Commercial Paper	4,784,000

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (21.93%)

$7,200,000	City School District of the City of Binghamton, Broome County, NY RAN 2012 Series B, 0.45%, 01/25/13	$7,209,136

2,160,000	City School District of The City of Ithaca, Tompkins and Tioga Counties, NY GO BAN 2012, 0.43%, 07/05/13	2,168,248

2,800,000	Clinton CSD, Oneida County, NY RAN, 2012, 0.90%, 06/20/13	2,801,825

5,500,000	East Quogue Union Free School District , Suffolk County, NY TAN for 2012-2013 Taxes, 0.45%, 06/28/13	5,510,740

2,050,000	Fonda-Fultonville CSD, Montgomery, Fulton and Schoharie counties, NY BAN 2012, 0.60%, 08/16/13	2,056,422

2,747,052	Guilderland CSD, Albany County, NY GO BAN for Vehicles 2012, 0.45%, 07/18/13	2,752,861

1,052,858	Hendrick Hudson CSD, Westchester County, NY BAN for 2012 Taxes, 0.60%, 09/20/13	1,056,557

1,800,000	Hendrick Hudson CSD, Westchester County, NY TAN for 2012-2013 Taxes, 0.60%, 06/21/13	1,804,557

3,100,000	Malverne Union Free School District, Nassau County, NY TAN for 2012-2013 Taxes, 0.50%, 06/28/13	3,105,062

6,500,000	Niagara Wheatfield CSD, Niagara County, NY BAN 2012, 0.52%, 03/27/13	6,518,876

1,825,000	Orchard Park CSD, Erie County, NY BAN – 2011, 0.72%, 12/14/12	1,826,127

1,500,000	Romulus CSD, Seneca County, NY RAN 2012, 0.62%, 06/28/13	1,503,703

3,900,000	Seneca Falls CSD, Seneca County, NY RAN 2012, 0.63%, 06/28/13	3,909,372

2,351,976	Sidney CSD, Delaware, Chenango, and Otsego Counties, NY GO BAN 2012, 0.75%, 08/02/13	2,356,355

1,500,000	Tuckahoe Union Free School District, Westchester County, NY, TAN for 2012-2013 Taxes, 0.55%, 06/20/13	1,504,241

45,986,886	Total Tax Exempt General Obligation Notes and Bonds	46,084,082

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (76.75%)

$10,000,000	City of New York GO Series 2012 Series G Subseries G-4, 0.20%, 04/01/42 LOC PNC Bank, N.A.	$10,000,000

6,000,000	Commonwealth of Puerto Rico Public improvement Refunding Bonds Sub-Series 2003 C-5-2, 0.21%, 07/01/20 LOC Barclays Bank PLC	6,000,000

2,800,000	Dormitory Authority of the State of New York RB (F.F.T Senior Communities, Inc.) – Series 2012 , 0.21%, 07/01/39 LOC HSBC Bank USA, N.A.	2,800,000

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2012 (Unaudited) (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$1,900,000	Dutchess County, NY IDA Civic Facility RB (Marist College Civic Facility Project) – Series 2005A, 0.22%, 07/01/35 LOC JPMorgan Chase Bank, N.A.	$1,900,000

4,025,000	Dutchess County, NY IDA Civic Facility RB (Marist College Civic Facility) – Series 1999A, 0.22%, 07/01/28 LOC JPMorgan Chase Bank, N.A.	4,025,000

6,000,000	Long Island Power Authority Electric System General RB, Series 2012D, 0.19%, 12/01/29 LOC TD Bank, N.A.	6,000,000

9,900,000	Metropolitan Transportation Authority Dedicated Fund Tax Refunding Bonds – Series 2008 Subseries 2008B-1, 0.21%, 11/01/34 LOC Bank of Nova Scotia	9,900,000

10,755,000	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Bonds – Series 2008A Subseries 2008A-2, 0.20%, 11/01/31 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	10,755,000

9,000,000	Metropolitan Transportation Authority Transportation RB – Series 2005 D-2, 0.25%, 11/01/35 LOC Landesbank Hessen-Thuringen Girozentrale	9,000,000

4,000,000	New York City IDA Civic Facility RB (2004 Jamaica First Parking, LLC Project), 0.21%, 03/01/34 LOC TD Bank, N.A	4,000,000

1,000,000	New York City NY GO Series 1994 A-9, 0.18%, 08/01/18 LOC JPMorgan Chase Bank, N.A.	1,000,000

5,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3, 0.18%, 11/01/29 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	5,000,000

2,900,000	New York City, NY HDC Multi-Family Mortgage RB (White Plains Courtyard Apartments) – Series 2005A, 0.25%, 03/01/38 (b) Guaranteed by Federal Home Loan Mortgage Corporation	2,900,000

5,300,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) – Series 2004, 0.22%, 12/01/39 LOC Lloyds PLC	5,300,000

1,200,000	New York State Dormitory Authority RB (Cornell University) – Series 2000A, 0.20%, 07/01/29	1,200,000

1,375,000	New York State Dormitory Authority RB (LeMoyne College Project) – Series 2009, 0.23%, 01/01/39 LOC TD Bank, N.A.	1,375,000

13,480,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison Company of New York, Inc. Project) – Series 2005A – 3, 0.20%, 05/01/39 LOC Mizuho Corporate Bank	13,480,000

5,000,000	New York State Housing Finance Agency RB (10 Liberty Street Housing) – 2003 Series A, 0.21%, 05/01/35	5,000,000

3,100,000	New York State Housing Finance Agency RB (Gotham West Housing) Series 2011A-2, 0.19%, 05/01/45 LOC Wells Fargo, N.A.	3,100,000

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2012 (Unaudited) (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$2,900,000	New York State Housing Finance Agency RB (80 Dekalb Avenue Housing) – Series 2009B, 0.20%, 05/01/42 LOC Wachovia Bank, N.A.	$2,900,000

3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A, 0.26%, 05/15/36 (b) Guaranteed by Federal National Mortgage Association	3,900,000

3,750,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A, 0.22%, 05/15/36 (b) Guaranteed by Federal National Mortgage Association	3,750,000

11,000,000	New York State Housing Finance Agency, (388 Bridge Street Housing RB) – 2012 Series A, 0.22%, 05/01/46 LOC Manufacturers and Trader Trust Company	11,000,000

3,800,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) – Series 2006, 0.18%, 12/01/36 LOC U.S. Bank, N.A.	3,800,000

7,000,000	The City of New York GO Bonds Fiscal 1994 Series E Subseries E-4, 0.26%, 08/01/22 LOC BNP Paribas S.A.	7,000,000

3,000,000	The City of New York GO Bonds Fiscal 2012 Series D Subseries D-3, 0.20%, 10/01/39 LOC Bank of New York Mellon	3,000,000

1,000,000	The City of New York GO Bonds, Fiscal 2008 Series J-6, 0.23%, 08/01/24 LOC Landesbank Hessen-Thuringen Girozentrale	1,000,000

2,500,000	The City of New York GO Bonds, Fiscal 2008 Series L-4, 0.22%, 04/01/38 LOC U.S. Bank, N.A.	2,500,000

1,500,000	Town of Riverhead, NY IDA RB (Altaire Pharmaceuticals, Inc. Facility) – Series 1998, 0.24%, 10/01/13 (b) LOC Bank of New York Mellon	1,500,000

6,395,000	Triborough Bridge and Tunnel Authority RB Series 2001B, 0.19%, 01/01/32 LOC State Street Bank & Trust Company	6,395,000

4,700,000	Trust for Cultural Resources of the City of New York RRB (Lincoln Center for the Performing Arts, Inc.) – 2008A-2, 0.24%, 12/01/35 LOC BNY Mellon, N.A.	4,700,000

7,095,000	Trust for cultural Resources of the of the County of Onondaga, Onondaga County, NY RB (Syracuse University Project) – Series 2010A, 0.18%, 12/01/29 LOC Bank of America, N.A.	7,095,000

161,275,000	Total Tax Exempt Variable Rate Demand Instruments	161,275,000

	Total Investments (100.96%) (cost $212,143,082†)	$212,143,082
	Liabilities in excess of Cash and Other Assets (-0.96%)	(2,007,149)

	Net Assets (100.00%)	$210,135,933

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2012 (Unaudited) (Continued)

FOOTNOTES:

(a)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(b)	Security subject to alternative minimum tax.

KEY:

BAN	= Bond Anticipation Note	LOC	= Letter of Credit
CSD	= Central School District	RAN	= Revenue Anticipation Note
GO	= General Obligation	RRB	= Refunding Revenue Bond
HDC	= Housing Development Corporation	RB	= Revenue Bond
IDA	= Industrial Development Authority	TAN	= Tax Anticipation Notes

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$161,275,000	76.02%
31 through 60 Days	6,610,127	3.12
61 through 90 Days	7,209,136	3.40
91 through 120 Days	—	—
121 through 180 Days	6,518,876	3.07
Over 180 Days	30,529,943	14.39
Total	$212,143,082	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (Unaudited)

States	Value	% of Portfolio
New York	$206,143,082	97.17%
Puerto Rico	6,000,000	2.83
Total	$212,143,082	100.00%

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statement of Assets and Liabilities October 31, 2012 (Unaudited)

: Assets
Investments in securities, at amortized cost (Note 1)	$212,143,082
Accrued interest receivable	183,314
Receivable for shares sold	356,556
Prepaid expenses	9,393

Total assets	212,692,345

: Liabilities
Payable to affiliates (Note 2)	30,574
Due to Custodian	2,433,620
Payable for shares redeemed	331
Accrued expenses	91,116
Dividends payable	771

Total liabilities	2,556,412

Net assets	$210,135,933

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$210,139,746
Accumulated net realized gain(loss)	(3,813)

Net assets	$210,135,933

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Asset Value
Class A Shares	$112,337,933	112,338,619	$1.00
Class B Shares	$1,452,961	1,452,970	$1.00
New York Tax Exempt Liquidity Fund (“Advantage Shares “)	$96,345,039	96,345,627	$1.00

	$210,135,933	210,137,216

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statement of Operations Six Months Ended October 31, 2012 (Unaudited)

: Investment Income
INCOME:
Interest	$312,381

EXPENSES: (NOTE 2)
Investment management fee	324,417
Administration fee	227,092
Shareholder servicing fee (Class A)	115,578
Shareholder servicing fee (Advantage Shares)	124,037
Distribution fee (Advantage Shares)	223,267
Custodian	7,226
Shareholder servicing and related shareholder†	44,460
Legal, compliance and filing fees	23,715
Audit and accounting	48,873
Directors’ fees and expenses	21,495
Others	9,297

Total expenses	1,169,457
Less: Fees waived (Note 2)	(867,889)

Net expenses	301,568

Net investment income	10,813

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	—

Increase in net assets from operations	$10,813

†	Includes class specific transfer agency expenses of $30,390 and $392 for Class A and Class B, respectively.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statements of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
: Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$10,813	$15,577
Net realized gain (loss) on investments	—	(3,813)

Increase in net assets from operations	10,813	11,764

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME*:
Class A Shares	(5,778)	(6,608)
Class B Shares	(74)	(90)
Advantage Shares	(4,961)	(8,879)

Total dividends to shareholders	(10,813)	(15,577)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Class A Shares	—	—
Class B Shares	—	—
Advantage Shares	—	—

Total dividends to shareholders	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Class A Shares	14,867,301	(32,007,911)
Class B Shares	(62,531)	(757,291)
Advantage Shares	3,111,797	12,915,878

Total capital share transactions	17,916,567	(19,849,324)

Total increase/(decrease)	17,916,567	(19,853,137)

NET ASSETS:
Beginning of period	192,219,366	212,072,503

End of period	$210,135,933	$192,219,366

UNDISTRIBUTED NET INVESTMENT INCOME	$-0-	$-0-

*	Designated as exempt-interest dividend for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights

	Six Months Ended October 31, 2012 (Unaudited)		Years Ended April 30,
: Class A shares			2012	2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.009	0.025
Net realized and unrealized gain (loss) on investments*	—		(0.000)	—	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.009	0.025

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.000)	(0.009)	(0.025)
Net realized gain on investments	—		—	(0.000)	(0.000)	—	—

Total Distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.009)	(0.025)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.00%	0.01%	0.92%	2.50%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$112,338		$97,471	$129,481	$154,024	$190,143	$273,458
Ratio to average net assets:
Net investment income	0.01%	(c)	0.01%	0.00%	0.00%	0.96%	2.44%
Expenses (net of fees waived) (b)	0.28%	(c)	0.32%	0.40%	0.54%	0.89%	0.86%
Management and administration fees waived	0.35%	(c)	0.31%	0.24%	0.15%	—	—
Shareholder servicing fees waived	0.20%	(c)	0.20%	0.20%	0.18%	0.00%	—
Transfer agency fees waived	0.05%	(c)	0.05%	0.05%	0.03%	—	—
Expenses paid indirectly	—		0.00%	0.00%	—	—	0.00%

*	Ratios denoted 0.000 is less than 0.001
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable.
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Six Months Ended October 31, 2012 (Unaudited)		Years Ended April 30,
: Class B shares			2012	2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.011	0.027
Net realized and unrealized gain (loss) on investments*	—		(0.000)	—	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.011	0.027

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.000)	(0.011)	(0.027)
Net realized gain on investments	—		—	(0.000)	(0.000)	—	—

Total Distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.011)	(0.027)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.00%	0.03%	1.13%	2.71%

RATIO/SUPPLEMENTAL DATE
Net assets, end of period (000’s)	$1,453		$1,515	$2,273	$6,857	$10,996	$15,849
Ratio to average net assets:
Net investment income	0.01%	(c)	0.00%	0.00%	0.03%	1.24%	2.80%
Expenses (net of fees waived) (b)	0.28%	(c)	0.32%	0.40%	0.52%	0.68%	0.65%
Management and administration fees waived	0.35%	(c)	0.31%	0.24%	0.15%	—	—
Transfer agency fees waived	0.05%	(c)	0.05%	0.05%	0.04%	—	—
Expenses paid indirectly	—		0.00%	0.00%	—	—	0.00%

*	Ratios denoted 0.000 is less than 0.001
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable.
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Six Months Ended October 31, 2012 (Unaudited)		Years Ended April 30,
: Advantage shares			2012	2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.008	0.023
Net realized and unrealized gain (loss) on investments*	—		(0.000)	—	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.008	0.023

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.000)	(0.008)	(0.023)
Net realized gain on investments	—		—	(0.000)	(0.000)	—	—

Total Distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.008)	(0.023)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.01%	0.01%	0.80%	2.34%

RATIO/SUPPLEMENTAL DATE
Net assets, end of period (000’s)	$96,345		$93,233	$80,319	$96,592	$104,130	$111,059
Ratio to average net assets:
Net investment income	0.01%	(c)	0.01%	0.01%	0.01%	0.79%	2.26%
Expenses (net of fees waived) (b)	0.28%	(c)	0.31%	0.40%	0.53%	1.01%	1.02%
Management and administration fees waived	0.35%	(c)	0.31%	0.24%	0.15%	—	—
Distribution and shareholder servicing fees waived	0.70%	(c)	0.70%	0.70%	0.67%	0.33%	0.28%
Expenses paid indirectly	—		0.00%	0.00%	—	—	0.00%

*	Ratios denoted 0.000 is less than 0.001
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable.
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited)

1: Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its objective. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Fund recognizes interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2012 and the six months period ended October 31, 2012, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended October 31, 2012, the Fund did not have liabilities for any uncertain tax positions or unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

The Fund may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended October 31, 2012, class specific expenses of the Fund were limited to shareholder servicing fees, distribution

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the IRS.

In a low interest rate environment, such as the environment that existed at October 31, 2012, Reich & Tang Asset Management, LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities. Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used and a narrative description of the valuation processes in place will be required. ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund does not expect the adoption of the ASU 2011-04 to have a material impact on its financial statements.

In April, 2011, the FASB issued ASU No. 2011-03, Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements. This modifies the criteria for determining when repurchase agreements and other similar transactions would be accounted for as financings (secured borrowings/lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Fund does not expect the adoption of the ASU 2011-03 to have a material impact on its financial statements

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager at the annual rate of 0.30% of the Fund’s average daily net assets. Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of October 31, 2012, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are as follows:

Fee Type	Affiliate	Amount
Investment management fee	Manager	$25,574
Administration fee	Manager	5,000

Total		$30,574

For the period ended October 31, 2012, the following fees were voluntarily waived by the Manager, Distributor and Reich & Tang Services, Inc. (the “TA”):

Investment management fees	$153,733
Administration fees	222,092
Shareholder servicing fees – Class A shares	115,578
Shareholder servicing fees – Advantage shares	124,037
Distribution fees – Advantage shares	223,267
Transfer agency fees – Class A shares	28,816
Transfer agency fees – Class B shares	366

Total	$867,889

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,500 per annum, and a fee of $1,375 per Board of Directors meeting attended.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the period ended October 31, 2012, Class A and Class B shares waived all of their fees.

As of October 31, 2012, certain Directors and Officers had investments in the Fund representing less than 1% of the Fund.

3: Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the period ended October 31, 2012, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Transaction Type	Amount
Purchases	$21,680,000
Sales	22,800,000
Gains/(Losses)	-0-

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

4: Compensating Balance Agreement and Other Transactions

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the “Bank”). The Fund may leave funds or overdraft funds in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three-month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the statement of operations.

5: Capital Stock

At October 31, 2012, 20,000,000,000 shares of $0.001 par value stock were authorized. Transactions in capital stock, all at $1.00 par value, were as follows:

	Six Months Ended October 31, 2012	Year Ended April 30, 2012
Class A Shares
Sold	$187,152,509	$434,102,863
Issued on reinvestment of dividends	5,640	6,198
Redeemed	(172,290,848)	(466,116,972)

Net increase (decrease)	$14,867,301	$(32,007,911)

Class B Shares
Sold	$1,510,955	$4,962,896
Issued on reinvestment of dividends	75	85
Redeemed	(1,573,561)	(5,720,272)

Net increase (decrease)	$(62,531)	$(757,291)

Advantage Shares
Sold	$67,765,385	$128,818,986
Issued on reinvestment of dividends	4,900	8,658
Redeemed	(64,658,488)	(115,911,766)

Net increase (decrease)	$3,111,797	$12,915,878

6: Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 75% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7: Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year end.

Capital loss carry forward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carry forward available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

7: Tax Information (Continued)

Losses incurred that will be carried forward under the provision of the modernization act are as follows:

Short Term: $3,813

Long Term : $0

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The act makes changes to several tax rules impacting Regulated Investment Companies (“RICs”). The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. However, the Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund’s investments as of October 31, 2012:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$212,143,082	$-0-

Total	$-0-	$212,143,082	$-0-

For the period ended October 31, 2012, there were no Level 1 or Level 3 investments.

New York Daily Tax Free Income Fund, Inc. Expense Chart For The Six Months Ended October 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.41	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%

Class B Shares	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.41	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%

Advantage Shares	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.41	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period (May 1, 2012 through October 31, 2012), multiplied by 184/365 (to reflect the most recent fiscal half-year).

New York Daily Tax Free Income Fund, Inc. Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

New York Daily Tax Free Income Fund, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor,

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Distributor

Reich & Tang Distributors, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

NY 10/12S

New York Daily Tax Free Income Fund, Inc.

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

Semi-Annual Report

October 31, 2012

(Unaudited)

Item 2:    Code of Ethics

Not Applicable.

Item 3:    Audit Committee Financial Expert

Not Applicable

Item 4:    Principal Accountant Fees and Services

Not Applicable

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*	/s/Christine Manna
Christine Manna, Secretary

Date: December 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Michael P. Lydon
Michael P. Lydon, President

Date: December 27, 2012

By (Signature and Title)*	/s/Esther Cheung
Esther Cheung, Treasurer and Assistant Secretary

Date: December 27, 2012

*	Print the name and title of each signing officer under his or her signature.